Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating revenues
Total operating revenues (note 6)	$ 7,200.0	$ 7,563.0
Operating expenses
Operating, maintenance and general expenses ("OM&G")	1,918.0	1,879.0
Provincial, state, and municipal taxes	427.0	433.0
Depreciation and amortization	1,162.0	1,049.0
Impairment charges (note 23)	225.0	0.0
Total operating expenses	6,120.0	5,769.0
Income from operations	1,080.0	1,794.0
Income from equity investments (note 8)	99.0	146.0
Other income, net (note 9)	203.0	158.0
Interest expense, net (note 10)	(973.0)	(925.0)
Income before provision for income taxes	409.0	1,173.0
Income tax (recovery) expense (note 11)	(159.0)	128.0
Net income	568.0	1,045.0
Non-controlling interest in subsidiaries ("NCI")	1.0	1.0
Preferred stock dividends	73.0	66.0
Net income attributable to common shareholders	$ 493.6	$ 977.7
Earnings per common share (note 13)
Basic	$ 1.71	$ 3.57
Diluted	$ 1.71	$ 3.57
Weighted average shares of common stock outstanding (in millions) (note 13)
Basic	289.1	273.6
Diluted	289.2	273.8
Dividends per common share declared	$ 2.8775	$ 2.7875
Regulated | Gas Revenue
Operating revenues
Total operating revenues (note 6)	$ 1,575.0	$ 1,489.0
Operating expenses
Fuel for generation and purchased power	396.0	527.0
Regulated | Electric Revenue
Operating revenues
Total operating revenues (note 6)	5,872.0	5,746.0
Operating expenses
Fuel for generation and purchased power	1,992.0	1,881.0
Non-Regulated
Operating revenues
Total operating revenues (note 6)	$ (247.0)	$ 328.0